Summary of Significant Accounting Policies (Details Narrative)			12 Months Ended
	Dec. 12, 2017 USD ($)	Jan. 02, 2017 USD ($)	Dec. 31, 2017 USD ($) Products	Dec. 31, 2016 USD ($) Products	Dec. 31, 2015 USD ($)
Cash			$ 2,194,000	$ 275,000	$ 1,248,000
Available for secured revolving credit facility			289,000
Cumulative adjustment on compensation unvested option awards		$ 12,000
Allowance for doubtful accounts receivable			1,000	50,000
Sales returns and allowances
Allowance for doubtful accounts receivable, write-offs			$ 42,000
License agreement term, description			The License and Supply Agreement term is from April 23, 2012 through December 31, 2025.
Estimated useful lives of property plant and equipment			3 years	7 years
Impairment losses for long-lived assets
Deferred revenue			265,000	227,000
Deferred revenue recognized			70,000
Shipping, handling and transportation costs			35,000	24,000
Other nonoperating income expense			$ 74,000	$ (4,000)
Sales Revenue Goods Net [Member]
Concentration risk, percentage			50.00%	55.00%
Number of major customers | Products			4	4
Accounts Receivable [Member]
Concentration risk, percentage			38.00%	47.00%
Number of major customers | Products			3	2
License Agreement with Bellco [Member]
Deferred revenue			$ 278,000	$ 348,000
Deferred revenue recognized			210,000	183,000
Royalty income			55,000	$ 44,000
Bellco [Member]
Deferred revenue recognized			$ 278,000
New Jersey Economic Development Authority [Member]
Proceeds from net operating loss and research and development tax credit	$ 1,789,000